S000008976 [Member] Investment Strategy - Western Asset Municipal High Income Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund invests at least 80% of its assets in “municipal securities.” Municipal securities are securities and other investments with similar economic characteristics, the interest on which is exempt from regular federal income tax. The fund’s 80% policy may not be changed without a shareholder vote. Interest on municipal securities may be subject to the federal alternative minimum tax.
Municipal securities include debt obligations issued by any of the 50 states and certain other municipal issuers and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions.
Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.
Under normal market conditions, the fund will invest primarily in municipal securities rated at the time of purchase in the lowest investment grade categories (that is, securities rated in the Baa/BBB categories) or rated below investment grade (that is, securities rated below the Baa/BBB categories) or, if unrated or deemed to be unrated by the subadviser, determined by the subadviser to be of comparable credit quality. However, the fund is permitted to invest in securities rated in any investment category. Below investment grade securities are commonly referred to as “high yield” or “junk” bonds.
The fund focuses on intermediate- and long-term municipal securities.
Under normal circumstances, the fund may invest up to 20% of its assets in fixed income securities and other investments whose interest may be subject to federal income tax, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.
Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including options, futures contracts and inverse floating rate instruments issued in tender option bond transactions, and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The fund may use one or more types of these instruments without limit, subject to applicable regulatory requirements. These instruments are taken into account when determining compliance with the fund’s 80% policy. For additional information regarding derivatives, see “More on the fund’s investment strategies, investments and risks—Derivatives” in the Prospectus.
The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes. The fund may leverage its assets by investing proceeds received through tender option bond transactions, which is considered a form of borrowing. See “More on the fund’s investment strategies, investments and risks—Tender option bonds” in the Prospectus.